Change In Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S. Plan
Schedule of Defined Benefit Plan Change in Plan Assets [Line Items]
Fair Value at beginning of year	$ 1,277.7	$ 1,094.1
Actual Return on Assets	122.1	131.1
Employer Contributions		100.0
Benefits Paid	(57.7)	(47.5)
Fair Value at end of year	1,342.1	1,277.7
Non U.S. Plans
Schedule of Defined Benefit Plan Change in Plan Assets [Line Items]
Fair Value at beginning of year	133.9	123.3
Actual Return on Assets	11.5	11.3
Employer Contributions	4.3
Benefits Paid	(5.0)	(6.1)
Foreign Exchange Rate Changes	3.8	5.4
Fair Value at end of year	$ 148.5	$ 133.9